POST-EMPLOYMENT BENEFIT - Present value of actuarial obligations partially or fully covered (Details) - Present value of defined benefit obligation - Social security defined benefit plans - BRL (R$)
R$ in Thousands
	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Defined Pension Benefits
Beginning Balance	R$ 24,356,023	R$ 29,632,116
Current service cost	14,786	40,101
Interest on actuarial obligation	2,625,021	2,559,602
Benefits paid during the fiscal year	(2,881,514)	(2,910,322)
Normal participant contributions	43,876	9,592
Gain/Loss on actuarial obligations arising from remeasurement	1,066,714	(4,975,066)
Actuarial gains/losses arising from changes in financial assumptions	1,626,301	(3,577,033)
Actuarial gains/losses arising from experience adjustments	(635,915)	(313,175)
Actuarial gains/losses – risk sharing (PED)	76,328	(1,084,858)
Closing Balance	R$ 25,224,906	R$ 24,356,023